SCHEDULE OF STOCK OPTION TRANSACTIONS (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares
Warrants And Options
Number of stock options, ending balance	4,267,170	4,267,170	1,756,670	1,756,670
Weighted average exercise price, ending balance | (per share)	$ 8.41	$ 6.14	$ 3.75	$ 5.39
Number of stock options, Options cancelled	(70,000)	(70,000)	(127,668)	(127,668)
Number of stock options, Options exercised	(4,000)	(4,000)	(225,332)	(225,332)
Number of stock options, Options granted	25,000	25,000	2,863,500	2,863,500
Number of stock options, ending balance	4,218,170	4,218,170	4,267,170	4,267,170
Weighted average exercise price, ending balance | (per share)	$ 6.11	$ 8.52	$ 8.41	$ 6.14